Equity	12 Months Ended
Dec. 31, 2010
EQUITY

14. EQUITY

STOCK PURCHASE AGREEMENT

On March 12, 2010, the Company and Terrific Investment Corporation (“Investor”), a wholly owned subsidiary of China Investment Corporation, entered into a stockholder agreement (the “Stockholder Agreement”) in connection with the agreement discussed in the following paragraph. Under the Stockholder Agreement, as long as Investor holds more than 5% of the outstanding shares of common stock of the Company, Investor will have the right to designate one nominee, who must be reasonably acceptable to the Board, for election to the Board of Directors of the Company. Investor has not designated its nominee for election to the Board of Directors of the Company. In addition, until such time as Investor holds 5% or less of the outstanding shares of common stock, Investor has agreed to vote its shares in accordance with the recommendation of the Company on any matters submitted to a vote of the stockholders of the Company relating to the election of directors and compensation matters. Otherwise, Investor may vote its shares at its discretion. Further, under the Stockholder Agreement, Investor will be subject to a standstill restriction which generally prohibits Investor from purchasing additional securities of the Company beyond the level acquired by it under the stock purchase agreement entered into between Investor and the Company on November 6, 2009. In addition, Investor has agreed to a lock-up restriction such that Investor would not sell its shares for a period of 12 months following the closing, subject to certain exceptions. The standstill and lock-up restrictions also terminate at such time as Investor holds 5% or less of the outstanding shares of common stock. Investor will have certain registration rights and preemptive rights under the Stockholder Agreement with respect to its shares of common stock of the Company.

On March 15, 2010, the Company completed the sale of 125,468,788 shares of common stock to Investor. The shares were sold for $12.60 per share, for an aggregate purchase price of $1.58 billion. Investor's ownership in the Company's common stock is now approximately 15% of the Company's total outstanding shares of common stock on a fully diluted basis.

STOCK REPURCHASE PROGRAM

In July 2010, the Company's Board of Directors approved a stock repurchase program under which the Company may repurchase up to $500 million of AES common stock. The Board authorization permits the Company to repurchase stock through a variety of methods, including open market repurchases and/or privately negotiated transactions. The original authorization was set to expire on December 31, 2010, however; in December 2010, the Board authorized an extension of the stock repurchase program. There can be no assurance as to the amount, timing or prices of repurchases, which may vary based on market conditions and other factors. The stock repurchase program may be modified, extended or terminated by the Board of Directors at any time. During the year ended December 31, 2010, shares of common stock repurchased under this plan totaled 8,382,825 at a total cost of $99 million plus a nominal amount of commissions (average of $11.86 per share including commissions). There was $401 million remaining under the stock repurchase program available for future repurchases at December 31, 2010.

On August 7, 2008, the Company's Board of Directors approved a share repurchase plan for up to $400 million of AES common stock. The Board authorization permitted the Company to repurchase shares over a six month period ended February 7, 2009. Shares of common stock repurchased under this plan through December 31, 2008 totaled 10,691,267 at a total cost of $143 million plus commissions of $0.3 million (average of $13.41 per share including commissions). The Board authorization of the stock repurchase program expired on February 7, 2009.

The shares of stock repurchased have been classified as treasury stock and accounted for using the cost method. A total of 17,287,073 and 9,534,580 shares were held in treasury stock at December 31, 2010 and 2009, respectively. The Company has not retired any shares held in treasury during the years ended December 31, 2010, 2009 or 2008.

COMPREHENSIVE INCOME

The components of comprehensive income for the years ended December 31, 2010, 2009 and 2008 were as follows:

	December 31,
	2010	2009	2008

	(in millions)
Net income	$1,059	$1,755	$2,032
Change in fair value of available-for-sale securities, net of income tax
(expense) benefit of $3, $(4) and $0, respectively	(5)	6	-
Foreign currency translation adjustments, net of income tax (expense)
benefit of $(11), $(78) and $53, respectively	468	742	(1,052)

Derivative activity:
Reclassification to earnings, net of income tax (expense)
of $(30), $(41) and $(19), respectively	91	(141)	90
Change in derivative fair value, net of income tax (expense) benefit
of $56, $34 and $(29), respectively	(242)	214	(158)
Total change in fair value of derivatives	(151)	73	(68)
Change in unfunded pension obligation, net of income tax benefit
of $45, $69 and $77, respectively	(88)	(139)	(149)
Other comprehensive income (loss)	224	682	(1,269)
Comprehensive income	1,283	2,437	763
Less: Comprehensive income attributable to noncontrolling interests(1)	(1,038)	(1,485)	(169)
Comprehensive income attributable to The AES Corporation	$245	$952	$594

(1)       Reflects the (income) loss attributed to noncontrolling interests in the form of common securities and dividends on preferred stock.

The following table summarizes the balances comprising accumulated other comprehensive loss, net of tax, as of December 31, 2010 and 2009:

	December 31,
	2010	2009

	(in millions)
Foreign currency translation adjustment	$1,824	$2,312
Unrealized derivative losses	344	224
Unfunded pension obligation	216	194
Unrealized loss on securities available for sale	(1)	(6)
Total	$2,383	$2,724

The following table summarizes the net income attributable to The AES Corporation and transfers (to) from noncontrolling interests for the years ended December 31, 2010 and 2009:

	December 31,
	2010	2009

	(in millions)
Net income attributable to The AES Corporation	$9	$658
Transfers (to) from the noncontrolling interests:
Decrease in The AES Corporation's paid-in capital for purchase of subsidiary shares	(25)	-
Net transfers (to) from noncontrolling interest	(25)	-
Change from net income attributable to The AES Corporation and transfers (to) from
noncontrolling interests	$(16)	$658